Significant accounting policies - Assets and liabilities at fair value (Details) - HORIZON SPACE ACQUISITION II CORP - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Investment held in Trust Account	$ 39,390,860	$ 72,924,060	$ 69,344,530
Level 1 [Member]
Accounting Policies [Line Items]
Investment held in Trust Account	$ 39,390,860	$ 72,924,060	$ 69,344,530